UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/08

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            07/23/08


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$532152
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102     1380 40948.00 SH       SOLE                 40948.00
Abbott Laboratories            COM              002824100     6418 121166.00SH       SOLE                121166.00
Adobe Systems Inc              COM              00724F101    10492 266369.00SH       SOLE                266369.00
Aflac Inc                      COM              001055102    21137 336575.00SH       SOLE                336575.00
Alliance Resource Partners     COM              01877R108      419  7530.00 SH       SOLE                  7530.00
American Express Co            COM              025816109     8052 213761.00SH       SOLE                213761.00
American Int'l Group           COM              026874107      737 27853.00 SH       SOLE                 27853.00
Amphenol Corporation           COM              032095101      311  6925.00 SH       SOLE                  6925.00
Apache Corp                    COM              037411105    29877 214942.00SH       SOLE                214942.00
BP Amoco Plc Sponsored Adr     COM              055622104      253  3634.00 SH       SOLE                  3634.00
Bank of America Corp           COM              060505104     8070 338068.00SH       SOLE                338068.00
Berkshire Hills Bancorp        COM              084680107      413 17475.00 SH       SOLE                 17475.00
Bristol Myers Squibb           COM              110122108      460 22404.00 SH       SOLE                 22404.00
Canadian National Railway      COM              136375102     1459 30345.00 SH       SOLE                 30345.00
Chevron Corp                   COM              166764100      402  4055.00 SH       SOLE                  4055.00
Cisco                          COM              17275R102    19344 831622.00SH       SOLE                831622.00
Citigroup Inc                  COM              172967101     8832 526941.00SH       SOLE                526941.00
Coca Cola Co                   COM              191216100    22311 429225.00SH       SOLE                429225.00
ConocoPhillips                 COM              20825C104    24855 263318.00SH       SOLE                263318.00
Costco Warehouse Corp          COM              22160K105    12597 179595.00SH       SOLE                179595.00
Dominion Resources Inc         COM              25746U109      268  5640.00 SH       SOLE                  5640.00
Dow Chemical Co                COM              260543103      332  9510.00 SH       SOLE                  9510.00
Duke Energy Corp               COM              26441C105      275 15837.00 SH       SOLE                 15837.00
Dupont                         COM              263534109      225  5235.00 SH       SOLE                  5235.00
EMC Corp                       COM              268648102    15719 1070078.00SH      SOLE               1070078.00
ExxonMobil Corp                COM              30231G102    30021 340642.00SH       SOLE                340642.00
General Electric               COM              369604103    21501 805598.00SH       SOLE                805598.00
Goldman Sachs                  COM              38141G104      406  2320.00 SH       SOLE                  2320.00
Google Inc-CL A                COM              38259P508    17355 32968.00 SH       SOLE                 32968.00
Hampden Bancorp, Inc           COM              40867E107      112 11200.00 SH       SOLE                 11200.00
IBM                            COM              459200101      684  5771.00 SH       SOLE                  5771.00
IShares Biotech                COM              464287556    22418 291749.00SH       SOLE                291749.00
Intel Corp                     COM              458140100     7524 350287.00SH       SOLE                350287.00
Intuit Inc                     COM              461202103    12636 458310.00SH       SOLE                458310.00
Johnson & Johnson              COM              478160104    25156 390979.00SH       SOLE                390979.00
Kimberly-Clark Corp            COM              494368103      293  4896.00 SH       SOLE                  4896.00
Kinder Morgan Energy           COM              494550106      318  5700.00 SH       SOLE                  5700.00
Legend Mobile Inc              COM              524927100        0 25000.00 SH       SOLE                 25000.00
Manulife Financial Corp        COM              56501R106      487 14019.00 SH       SOLE                 14019.00
Marriott Intl Cl A             COM              571903202     7803 297369.00SH       SOLE                297369.00
McDonald's Corp                COM              580135101    14776 262831.00SH       SOLE                262831.00
Merck & Co Inc                 COM              589331107      224  5950.00 SH       SOLE                  5950.00
Microsoft Corp                 COM              594918104    18356 667257.00SH       SOLE                667257.00
Minnesota Mng & Mfg            COM              88579Y101    11095 159435.00SH       SOLE                159435.00
Monsanto                       COM              61166W101      257  2036.00 SH       SOLE                  2036.00
National Healthcare            COM              636328106        4 30000.00 SH       SOLE                 30000.00
Nokia Corp Sponsored ADR       COM              654902204     8380 342061.00SH       SOLE                342061.00
Northern Trust Corp            COM              665859104     9822 143235.00SH       SOLE                143235.00
Occidental Petroleum Co        COM              674599105      288  3200.00 SH       SOLE                  3200.00
Paychex Inc                    COM              704326107    10960 350395.00SH       SOLE                350395.00
Pengrowth Energy               COM              706902509      296 14710.00 SH       SOLE                 14710.00
Peoples United Fin'l Inc       COM              712704105      428 27405.00 SH       SOLE                 27405.00
Pfizer Inc                     COM              717081103      558 31927.00 SH       SOLE                 31927.00
Phillip Morris International,  COM              718172109      325  6590.00 SH       SOLE                  6590.00
Pnc Finl Svcs Group            COM              693475105      271  4750.00 SH       SOLE                  4750.00
Powershares Global Water Pt.   COM              73935X575      518 25000.00 SH       SOLE                 25000.00
Procter & Gamble               COM              742718109    18935 311383.00SH       SOLE                311383.00
Progress Energy Inc            COM              743263105      272  6500.00 SH       SOLE                  6500.00
Progressive Corporation        COM              743315103     7727 412751.00SH       SOLE                412751.00
Republic Services, Inc.        COM              760759100      600 20191.00 SH       SOLE                 20191.00
Silver Standard Resources      COM              82823L106      201  7000.00 SH       SOLE                  7000.00
Southern Co                    COM              842587107      645 18465.00 SH       SOLE                 18465.00
Southwest Airlines             COM              844741108     6263 480280.00SH       SOLE                480280.00
Spdr Tr Unit Ser 1             COM              78462F103     3033 23696.00 SH       SOLE                 23696.00
Spectra Energy Capital         COM              847560109      205  7138.00 SH       SOLE                  7138.00
Staples Inc                    COM              855030102      417 17550.00 SH       SOLE                 17550.00
Suncor Energy                  COM              867229106     1518 26120.00 SH       SOLE                 26120.00
TCF Financial Corp             COM              872275102      151 12575.00 SH       SOLE                 12575.00
Target Corp                    COM              87612E106     6347 136516.00SH       SOLE                136516.00
Technology Sector              COM              81369Y803     3815 166510.00SH       SOLE                166510.00
Thomas & Betts Corp            COM              884315102     5617 148400.00SH       SOLE                148400.00
Toll Bros Inc                  COM              889478103      749 39995.00 SH       SOLE                 39995.00
United Parcel Svc Cl B         COM              911312106    12715 206855.00SH       SOLE                206855.00
United Technologies            COM              913017109     1253 20305.00 SH       SOLE                 20305.00
Verizon Communications         COM              92343V104      493 13930.00 SH       SOLE                 13930.00
WW Wrigley                     COM              982526105    24226 311464.00SH       SOLE                311464.00
Wal-Mart Stores Inc            COM              931142103     3085 54899.00 SH       SOLE                 54899.00
Waypoint Biomedical Holdings   COM              946755204        1 32000.00 SH       SOLE                 32000.00
Wells Fargo & Co               COM              949746101     9616 404881.00SH       SOLE                404881.00
Xcel Energy Inc                COM              98389B100      285 14205.00 SH       SOLE                 14205.00
1-3 Yr Treasury ETF            ETF              464287457     1606 19370.00 SH       SOLE                 19370.00
1-30 Laddered Treasury ETF     ETF              73936T524     1211 45965.00 SH       SOLE                 45965.00
7-10 Yr Treasury ETF           ETF              464287440      248  2813.00 SH       SOLE                  2813.00
Aggregate Bond ETF             ETF              464287226      672  6695.00 SH       SOLE                  6695.00
Fixed Rate Mortgage Bond ETF   ETF              464288588      305  3010.00 SH       SOLE                  3010.00
Total Bond Mkt ETF             ETF              921937835     2036 26701.00 SH       SOLE                 26701.00